Condensed Consolidated Interim Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value
Ordinary shares, shares authorized	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	7,794,516,659	5,438,836,659
Ordinary shares, shares outstanding	7,794,516,659	5,438,836,659